Average Annual Total Returns - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2024
Fidelity Advisor Global Capital Appreciation Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	21.07%
Past 5 years	10.63%
Past 10 years	7.22%
Fidelity Advisor Global Capital Appreciation Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.28%
Past 5 years	9.88%
Past 10 years	6.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.68%
Past 5 years	8.44%
Past 10 years	5.62%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	26.41%
Past 5 years	11.10%
Past 10 years	7.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	23.62%
Past 5 years	10.85%
Past 10 years	7.19%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	28.88%
Past 5 years	12.31%
Past 10 years	8.18%
MS159
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%